STOCK-BASED COMPENSATION PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
STOCK-BASED COMPENSATION PLAN
Compensation cost from continuing operations under the Stock Incentive Plan	The compensation cost from continuing operations under the Stock Incentive Plan was as follows (dollars in millions):

	Three months ended March31,
	2014	2013
Compensation cost	$7	$7
The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2013	2012	2011
Compensation cost	28	26	22

Assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Three months ended March 31,
	2014	2013
Dividend yield	2.4%	2.8%
Expected volatility	60.3%	62.6%
Risk-free interest rate	1.7%	1.0%
Expected life of stock options granted during the period	5.7 years	5.6 years

	Year ended December 31,
	2013	2012	2011
Dividend yield	2.8%	3.0%	2.3%
Expected volatility	62.5%	65.3%	65.6%
Risk-free interest rate	1.0%	1.3%	2.8%
Expected life of stock options granted during the period	5.6 years	6.6 years	6.6 years

Summary of stock option activity under the Stock Incentive Plan

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2014	10,019	$15.39
Granted	1,116	21.22
Exercised	(224)	18.62
Forfeited	—	—

Outstanding at March 31, 2014	10,911	15.92	5.3	$92

Exercisable at March 31, 2014	8,506	15.16	4.1	79

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2013	10,517	$14.52
Granted	1,239	17.87
Exercised	(1,365)	9.65
Forfeited	(372)	21.18

Outstanding at December 31, 2013	10,019	15.39	4.9	$92

Exercisable at December 31, 2013	7,614	15.14	3.8	72

Summary of status of nonvested shares under the Stock Incentive Plan

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2014	1,830		$15.31	574	$16.03
Granted	730		21.22	237	21.22
Vested	(715)	(1)	16.07	(283)	15.97
Forfeited	(5)		15.99	(4)	15.93

Nonvested at March 31, 2014	1,840		17.36	524	18.41

(1)
As of March 31, 2014, a total of 388,299 restricted stock units were vested, of which 44,534 vested during the three months ended March 31, 2014. These shares have not been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2013	1,789		$13.87	638	$14.50
Granted	803		17.88	270	17.85
Vested	(753)	(1)	14.61	(314)	14.57
Forfeited	(9)		17.01	(20)	15.60

Nonvested at December 31, 2013	1,830		15.31	574	16.03

(1)
As of December 31, 2013, a total of 591,106 restricted stock units were vested, of which 74,768 vested during 2013. These shares have not been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.